Loans and Allowance for Loan Losses - Rollforward Of Accruing And Nonaccruing TDRs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Financing Receivable Modifications [Roll Forward]
Balance at December 31, 2015	$ 30,753
Charge-offs	0
Payments	(274)
New TDR designation	0
Release TDR designation	0
Transfer	0
Balance at March 31, 2016	30,479
Accruing
Financing Receivable Modifications [Roll Forward]
Balance at December 31, 2015	28,939
Charge-offs	0
Payments	(244)
New TDR designation	0
Release TDR designation	0
Transfer	0
Balance at March 31, 2016	28,695
Non-Accruing
Financing Receivable Modifications [Roll Forward]
Balance at December 31, 2015	1,814
Charge-offs	0
Payments	(30)
New TDR designation	0
Release TDR designation	0
Transfer	0
Balance at March 31, 2016	$ 1,784